2002	2003	2004	2005	2006	2007	2008
Jan	-	-1.02%	1.99%	-0.02%	2.35%	2.03%	-3.13%
Feb	-	-0.63%	0.96%	1.62%	0.09%	0.42%	1.92%
Mar	-	-0.27%	-0.30%	0.43%	1.56%	1.35%	-1.48%
Apr	-	1.86%	-1.38%	-0.65%	1.26%	1.63%	0.68%
May	-	1.68%	-0.20%	1.05%	-1.22%	1.86%	2.93%
Jun	-	1.28%	0.28%	0.98%	0.14%	0.67%	-0.37%
Jul	-	0.98%	-0.22%	1.13%	0.31%	1.32%	-0.48%
Aug	-	1.05%	-0.25%	0.82%	0.93%	-1.67%	-0.63%
Sep	-1.08%	-0.23%	0.98%	0.99%	-0.08%	0.94%	-9.54%
Oct	0.53%	1.56%	0.97%	-1.35%	0.85%	1.82%	-
Nov	-0.31%	1.04%	1.79%	1.02%	1.82%	0.24%	-
Dec	1.00%	0.92%	1.01%	1.84%	0.99%	0.87%	-
YTD	**0.13%**	**8.47%**	**5.72%**	**8.09%**	**9.31%**	**12.04%**	**-10.17%**

Performance (net of fees in US$ terms) 1

AETOS CAPITAL LONG/SHORT STRATEGIES FUND

7.33%

5.18%

3.79%

3.01%

5.42%

5 Years Annualized Return

-

-

-

-9.45%

0.27

12.23%

6.02%

0.23%

-21.97%

S&P 500 DRI
Index

-

-

-

0.25

Beta:  S&P 500 DRI Index

-

-

-

0.29

Beta:  MSCI World Index

-

-

-

0.07

Beta: Lehman Aggregate Bond Index

-15.24%

-2.44%

-

-10.55%

Largest Calendar Qtr. Drawdown

0.40

0.45

-

0.46

Sharpe Ratio

13.03%

3.55%

0.43%

5.59%

Annualized Standard Deviation

7.91%

4.27%

2.68%

5.25%

Average Annualized Return

Since inception through 9/30/08:

0.75%

4.15%

3.76%

3.74%

3 Years Annualized Return

-26.04%

3.66%

2.12%

-7.51%

1 Year Annualized Return

MSCI

World Index

Lehman

Aggregate Bond

Index

90-Day
Treasury Bills

Aetos Capital
Long/Short Strategies
Fund

As of 9/30/08:

1    Performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.
Past performance is not indicative of future returns.

Strategy Allocation as of November 1, 2008

Real Asset Equity: 3%

Hedged-Equity/

Market Neutral: 64%

Activist: 7%

Short Biased

Equity: 9%

Directional Equity: 17%

Number of Managers =  19                  Average Position Size = 5.0%

Number of Strategies = 5                     Maximum Position Size = 11.5%

Median Position Size = 5.0%